Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term Debt [Abstract]
Long-term Debt
	December 31, 2015	June 30, 2016
Secured Credit Facilities - Drybulk Segment	218,185	213,667
Less: Deferred financing costs	(636)	(152)
Total debt	217,549	213,515
Less: Current portion	(217,549)	(213,515)
Long-term portion	$-	$-

Principal Payments
Due through June 30, 2017	$213,667
Total principal payments	213,667
Less: Deferred financing costs	(152)
Total debt	$213,515